EQUITY-BASED COMPENSATION - Seller Earnout Units (Details) - Earnout Securities	7 Months Ended
Dec. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	22.00%
Discount for lack of marketability	12.00%
Expected holding period	3 days
Unamortized compensation expense	$ 0